Investment Objectives and Goals - Innovator Equity Defined Protection ETF - 2 Yr to April 2028	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to April 2028
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 15.73% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from April 1, 2026 through March 31, 2028.